Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (360)	$ (423)	$ (381)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(2,066)	(2,044)	(1,797)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	1,706	1,621	$ 1,416
Pension [Member] | Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Funded status net defined benefit liability asset	1,690	(1,652)
Obligations arising from unfunded plans	376	(392)
Other [Member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ 0	$ 0